Property and Equipment - Summary of Changes in Property and Equipment Account (Parenthetical) (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2023 PHP (₱)
Disclosure of detailed information about property, plant and equipment [abstract]
Amortization of cost	₱ 11,789